Note 16 - Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Schedule of detailed information about borrowing information [text block]
As of December 31, 2025
	Facility	Credit		Outstanding	Outstanding	Undrawn	Interest	Guarantor
Lender	Period	Facility	Type	Amount (Cash)	Amount (Non-cash)	Amount	Rate		Collateral
Short-term borrowings
Lender A	12.2025-11.2026	$6,440,812	STL	$2,817,059			2.805%	None	Land, Buildings and Structures
			LG		954,244	2,669,509	-%	None	Same as above
Lender C	08.2025-08.2026	6,058,190	STL	4,719,011			2.85%	None	Same as above
			LG		1,014,584	324,595	-%	None	Same as above
Lender C	09.2025-03.2026	2,231,965	STL	1,891,431			2.80%	None	Blank promissory notes held by the bank
			LG		81,862	258,672	-%	None	Same as above
				9,427,501

Long-term borrowings
Lender A	03.2016-03.2031	$3,029,095	LTL	$2,321,836			3.045%	None	Land, Buildings and Structures
Lender A	03.2016-03.2031	1,594,261	LTL	1,222,019			3.045%	None	Same as above
Lender A	03.2016-03.2026	318,852	LTL	20,030			3.045%	None	None
Lender C	06.2023-08.2028	1,727,541	LTL	804,356			2.52%	None	Land, Buildings and Structures
				4,368,241
			Current	963,878
			Non-current	3,404,363
As of December 31, 2024
	Facility	Credit		Outstanding	Outstanding	Undrawn	Interest	Guarantor
Lender	Period	Facility	Type	Amount (Cash)	Amount (Non-cash)	Amount	Rate		Collateral
Short-term borrowings
Lender A	12.2024-11.2025	$7,572,525	LC loan	$591,146			2.805%	None	Time deposit $1,500,000, Land, Buildings and Structures
			STL	2,692,284			2.805%	None	Same as above
			LG		1,131,157	3,157,938	-%	None	Same as above
Lender B	04.2024-04.2025	3,656,753	STL	1,889,322		1,767,431	2.78%	None	Time deposit $2,300,000
Lender C	05.2024-05.2025	5,789,859	STL	5,759,386		30,473	2.82%	None	Time deposit $500,000, Land, Buildings and Structures
Lender C	05.2024-07.2025	2,133,106	STL	1,807,655			2.88%	None	Time deposit $1,000,000
Lender C			LG		78,236	247,215	-%	None	Same as above
Lender D	06.2024-06.2025	8,000,000	STL	2,333,665			6.63%	None	Time deposit $2,550,000
Lender D			LG		200,000	5,466,335	-%	None	Same as above
				15,073,458

Long-term borrowings
Lender A	09.2020-09.2025	914,188	LTL	190,456			2.970%	Koh Sih-Ping (1)	80% guaranteed by Taiwan SMEG
Lender A	03.2016-03.2031	2,894,929	LTL	2,609,618			3.045%	None	Land, Buildings and Structures
Lender A	03.2016-03.2031	1,523,647	LTL	1,373,483			3.045%	None	Same as above
Lender A	03.2016-03.2026	304,729	LTL	131,972			3.045%	None	None
Lender C	05.2019-03.2026	5,485,129	LTL	982,027			2.51%	None	Time deposit $500,000, Land, Buildings and Structures
Lender C	06.2023-08.2028	1,651,024	LTL	1,057,003			2.52%	None	Same as above
				6,344,559
			Current	1,972,371
			Non-current	4,372,188